Balance Sheets (USD $)	Apr. 30, 2012	Apr. 30, 2011
Current
Cash	$ 108,730	$ 108,730
Investment	1,680
Total Current Assets	110,410	108,730
Long-Term
Property, Plant and Equipment	32,877	32,877
TOTAL ASSETS	143,287	141,607
Current Liabilities
Accounts payable and accrued	241,055	232,965
TOTAL CURRENT LIABILITIES	241,055	232,965
Long Term Liability
Long Term Debt	429,012	429,012
Long term Loan	105,000	105,000
Loan from Shareholder and Director	441,196	441,196
TOTAL LIABILITIES	1,216,264	1,208,173
Stockholders' Equity (Deficit)
Common Stock Authorized: 1,050,000 common shares at $0.01 par value, 7,500,000 preferred shares at $0.01 par value, Issued and fully paid 101,305,000 common shares at $0.01 par value	7,637	7,637
Additional paid in capital	853,652	853,652
Prior period adjustment	(302,567)	(302,567)
Deficit accumulated during the development stage	(1,631,697)	(1,625,287)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,072,976)	(1,066,565)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 143,287	$ 141,607